Share-based Payment - Additional Information (Details)			3 Months Ended			9 Months Ended			12 Months Ended
	Nov. 14, 2021 USD ($) shares	Jul. 08, 2019 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 installment	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 installment shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 1,005,455	$ 1,013,795		$ 2,832,438	$ 6,251,713		$ 7,816,845	$ 9,885,138
Recovery of stock-based compensation			$ 110,859			$ 3,263,437
Number of options granted | shares			0
Options exercisable | shares			21,429			21,429
Unrecognized compensation cost weighted average remaining life						6 years 9 months 3 days	7 years 9 months 3 days
Long Term Cash Bonus
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 1,000	85,468		$ 65,688	$ 238,155		304,467	$ 471,341
Long-term incentive payable						15,000,000			15,000,000
Minimum market capitalization						1,000,000,000			$ 1,000,000,000
Market capitalization achieved period									6 years 6 months 3 days	5 years 6 months 21 days
Risk-free interest									2.32%	1.74%
Expected volatility									67.35%	66.46%
Liability related to long-term incentive			23,000			23,000			$ 88,688	$ 393,155
Stock Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			299,406	162,735		$ 774,679	1,598,378		$ 2,101,474	$ 1,363,318
Terms and conditions of share based payment						the term of the options cannot exceed ten years and every stock option granted under the stock option plan will be subject to conditions no less restrictive than a minimum vesting period of 18 months and a gradual and equal acquisition of vesting rights at least on a quarterly basis. The Company’s stock-option plan allows the Company to issue a number of stock options not exceeding 15% of the number of common shares issued and outstanding at the time of any grant. The total number of stock options issuable to a single holder cannot exceed 5% of the Company’s total issued and outstanding common shares at the time of the grant, provided that the maximum number of stock options issuable to a single consultant cannot exceed 2% of the Company’s total issued and outstanding common shares at the time of the grant.			the term of the options cannot exceed ten years and every stock option granted under the stock option plan will be subject to conditions no less restrictive than a minimum vesting period of 18 months and a gradual and equal acquisition of vesting rights at least on a quarterly basis. The Corporation’s stock-option plan allows the Corporation to issue a number of stock options not exceeding 15% of the number of common shares issued and outstanding at the time of any grant. The total number of stock options issuable to a single holder cannot exceed 5% of the Corporation’s total issued and outstanding common shares at the time of the grant, with the maximum of 2% for any one consultant.
Weighted average grant date fair value, granted | $ / shares									$ 13.68	$ 54.00
Unrecognized compensation cost									$ 1,408,530	$ 1,662,751
Unrecognized compensation cost			399,386	1,584,133		$ 399,386	$ 1,584,133
Unrecognized compensation cost weighted average remaining life						1 year 10 days	1 year 3 months 14 days		1 year 1 month 28 days	1 year 6 months 18 days
Estimated period						3 years 6 months 14 days			4 years 3 months 14 days	3 years 8 months 26 days
Risk-free interest									0.94%	0.46%
Expected volatility									82.73%	98.65%
Stock Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated period							3 years 5 months 19 days
Non-market Performance Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized				$ 99,849		$ 0	$ 301,013			$ 88,621
Recovery of stock-based compensation										$ (689,464)
Weighted average exercise price | $ / shares		$ 4.43
Expiration date		Jul. 08, 2029
Description of vesting requirements for share-based payment arrangement						These options vest after the attainment of non-market performance conditions within the following ten years			These options vest after the attainment of non-market performance conditions within the following ten years
Vesting period		10 years
Number of options vested | shares						0			0
Options exercisable | shares				0			0			0
Non-market Performance Options | CEO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted | shares		100,000
Weighted average exercise price | $ / shares		$ 155.05
Unrecognized compensation cost		$ 100,000
Market Performance Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			573,588	$ 618,162		$ 1,776,579	$ 1,863,558		$ 2,465,163	$ 2,337,085
Weighted average exercise price | $ / shares										$ 40.64
Expiration date		Jul. 08, 2029
Vesting period		10 years
Unrecognized compensation cost									$ 12,134,126	$ 14,539,128
Options exercisable | shares				21,429			21,429		21,429	21,429
Unrecognized compensation cost			$ 9,484,197	$ 12,610,370		9,484,197	$ 12,610,370
Unrecognized compensation cost weighted average remaining life									1 year 1 month 28 days	2 years 1 month 28 days
Market Performance Options | CEO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted | shares		157,142
Weighted average exercise price | $ / shares		$ 4.43
DSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized				$ 23,928		$ 13,025	$ 29,235		$ 49,826	$ 63,407
Unrecognized compensation cost									$ 11,873	$ 4,992
Unrecognized compensation cost weighted average remaining life									3 months 21 days	1 month 9 days
Shares outstanding | shares			4,308	4,308		4,308	4,308		6,468	3,362	3,544
Number of other equity instruments exercised or vested in share based payment arrangement upon services to be render 12 months from date of grant | shares							1,555		1,944	1,108
Weighted average share price, Granted | $ / shares									$ 19.26	$ 63.00
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 132,461	$ 109,121		$ 268,155	$ 2,459,529		$ 3,889,846	$ 5,931,983
Vesting period					3 years						3 years
Unrecognized compensation cost									$ 235,075	$ 5,081,038
Unrecognized compensation cost			$ 0	$ 501,720		$ 0	$ 501,720
Unrecognized compensation cost weighted average remaining life							9 months 3 days		1 year 3 months 18 days	7 months 6 days
Shares outstanding | shares			2,789	26,510		2,789	26,510		25,038	95,845	59,999
Vesting instalments | installment								36			36
Weighted average share price, Granted | $ / shares						$ 3.31			$ 16.19	$ 58.50
Maximum insurance coverage	$ 15,000,000
Cash entitled	$ 6,900,000
Options to purchase common stock | shares	8,500,000
Value of RSUs entitled to grant	$ 4,700,000
Accrued liability									$ 4,708,063
RSUs | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period							6 months			6 months
RSUs | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period							3 years			3 years
Restricted Common Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized									$ 0	$ 100,724
Weighted average share price, Granted | $ / shares										$ 146.65